NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassifications) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and development	$ 1,022,188	$ 1,479,334
Sales and marketing	717,809	950,962
Engineering	1,358,925	1,254,235
AI technologies	1,309,986	1,215,488
Administration	5,011,913	3,987,941
Total Operating Expenses	$ 9,420,821	8,887,960
Before Reclassification [Member]
Selling and marketing expenses		421,535
Salaries, wages and contract labor		5,570,140
Research and development		431,425
Professional fees		252,825
General and administrative expenses		2,212,035
Total Operating Expenses		8,887,960
After Reclassification [Member]
Research and development		1,479,334
Sales and marketing		950,962
Engineering		1,254,235
AI technologies		1,215,488
Administration		3,987,941
Total Operating Expenses		$ 8,887,960